Share Capital	12 Months Ended
Apr. 30, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
12.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2024 Transactions

During the year ended April 30, 2024, the Company issued 1,265,000 common shares in an underwritten public offering, including 165,000 common shares issued pursuant to the full exercise by the underwriter of its over-allotment option. The public offering price for each common share, before the underwriter's discount and commissions, was U.S.$1.00.

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility ("Clear Street ATM Facility") with Clear Street LLC, replacing its previous at the market Facility with Jefferies LLC, which was terminated on February 13, 2024. A Sales Agreement (the "Clear Street ATM Agreement") was entered into with Clear Street LLC, as sole sales agent on February 23, 2024. The Company is entitled, at its discretion and from time-to-time during the term of the Clear Street ATM Agreement, to sell, through the Agent common shares of the Company. On February 23, 2024, in connection with the Clear Street ATM facility, the Company filed a prospectus supplement permitting the sales of common shares having an aggregate gross sales price of up to US$60.0 million. Sales of the common shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the United Securities Act of 1933, as amended, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the common shares in the United States. Common shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all other cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the Clear Street ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the Clear Street ATM Facility. In fiscal 2024, 629,240 common shares were sold under the Clear Street ATM Facility with proceeds net of commissions of $1.8 million.

2025 Transaction

During the year ended April 30, 2025, the Company issued 13,315,850 Common Shares under the ATM Facility with proceeds net of commissions of $12.2 million.

During the year ended April 30, 2025, the Company issued 5,893,768 common shares with a value of U.S.$3.0 million pursuant to the conversion of U.S.$3.0 million principal balance of convertible debentures.

2026 Transaction

On November 7, 2025, the Company established an at-the-market equity offering facility ("Jones ATM Facility") with JonesTrading Institutional Services, LLC ("Jones"). The Company is entitled, at its discretion and from time-to-time during the term of the Sales Agreement, to sell, through the Agent common shares of the Company. On November 7, 2025, in connection with the Jones ATM Facility, the Company filed a prospectus supplement permitting the sales of common shares having an aggregate gross sales price of up to U.S.$30.0 million. Sales of the common shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the U.S. Securities Act, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the common shares in the United States. Common shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all others cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the Jones ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the Jones ATM Facility.

During the year ended April 30, 2026, 533,969 common shares were sold under the Jones ATM facility with net proceeds of U.S. $0.9 million.

c)
Options

The following table summarizes stock option awards during the years ended April 30, 2026, 2025 and 2024, including the fair value determined using the Black-Scholes option pricing model:

grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
August 3, 2024(1)	799,767	0.86(2)	Officers and employees	0.86(2)	0%	77%	3.68%	10 years	$0.7 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S.$

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019 to the option grant date.

During the year ended April 30, 2026, the Company has recorded $1.3 million (2025 - $0.4 and 2024 - $1.5 million) of share-based payments expense.

The changes in the stock options for the years ended April 30, 2026, 2025 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	7.17	3.47
Granted	799,767	1.22	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Expired	(571,458)	9.70	—
Forfeited	(78,750)	0.85	—
Balance, April 30, 2026 (outstanding)	1,277,717	3.80	4.29
Unvested	(317,736)	1.15	8.09
Exercisable, April 30, 2026	959,981	4.68	3.04

Details of the options outstanding as at April 30, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Exercisable
January 7, 2027	7.94	0.69	169,000	—	169,000
January 13, 2027	8.30	0.71	16,000	-	16,000
May 15, 2027	5.79	1.04	64,000	-	64,000
February 19, 2027(1)	5.21	0.81	7,265	-	7,265
February 19, 2028(1)	5.21	1.81	431,452	-	431,452
January 19, 2029(2)	1.88	2.73	60,000	7,778	52,222
January 4, 2033(3)	1.87	6.69	8,000	1,667	6,333
May 8, 2033(3)	1.87	7.03	4,000	1,167	2,833
June 11, 2033(3)	1.87	7.12	8,000	2,500	5,500
August 8, 2033(3)	1.87	7.28	4,000	1,417	2,583
November 13, 2033(3)	1.87	7.55	8,000	3,333	4,667
February 19, 2034(3)	1.87	7.81	8,000	3,833	4,167
August 2, 2034(4)	1.09	8.26	490,000	296,042	193,958
	3.80	4.29	1,277,717	317,736	959,981

(1)
Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2026 rate.
(2)
Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2026 rate.
(3)
Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2026 rate.
(4)
Exercise price of U.S.$0.86. The figure in the table above is translated at the April 30, 2026 rate.

d)
Finder’s Warrants

The changes in the finder’s warrants for the years ended April 30, 2026, 2025 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2025	186,761	17.02	1.62
Expired	(130,111)	21.36	—
Balance, April 30, 2026	56,650	1.27	2.61

Details of the finder’s warrants outstanding as at April 30, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
December 8, 2028(1)	1.27	2.61	56,650

(1)
Exercise price of U.S.$1.00. The figure in the table above is translated at the April 30, 2026 rate.

e)
Restricted Stock Units

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2026. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of April 30, 2026:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0
Granted	1,287,335	2.36
Exercised	(23,779)	0.70
Forfeited	(24,528)	0.15
Balance, April 30, 2026	1,285,028	2.35
Unvested	(1,272,250)	2.36
Vested and outstanding, April 30, 2026	12,778	0.71

During the year ended April 30, 2026, in the $1.3 million, (2025 - $0.4 million and 2024 - $1.5 million) of share-based expense, $1.2 million (2025 - nil and 2024 - nil) are derived from RSUs.